Fair value (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Breakdown of Fair Value Hierarchy Levels

	12/31/2024				12/31/2023
	Level 1	Level 2	Level 3	Book Value / Fair Value	Level 1	Level 2	Level 3	Book Value / Fair Value
Financial assets	535,394	130,188	2,158	667,740	523,741	117,030	2,371	643,142
Financial assets at fair value through profit or loss	432,075	127,422	1,940	561,437	396,210	114,775	2,118	513,103
Investment funds	1,280	35,823	-	37,103	225	26,345	-	26,570
Brazilian government securities	358,886	2,810	-	361,696	333,539	8,553	-	342,092
Government securities – Latin America	4,381	-	-	4,381	2,875	-	-	2,875
Government securities – Abroad	1,473	-	-	1,473	2,562	-	-	2,562
Corporate securities	66,055	87,177	1,940	155,172	57,009	78,526	2,118	137,653
Shares	7,659	18,115	106	25,880	9,089	17,375	71	26,535
Rural product note	-	941	-	941	-	4,203	-	4,203
Bank deposit certificates	-	450	-	450	-	128	-	128
Real estate receivables certificates	265	1,289	100	1,654	197	1,268	126	1,591
Debentures	55,942	29,466	1,734	87,142	45,070	29,583	1,895	76,548
Eurobonds and other	1,968	23	-	1,991	2,459	-	5	2,464
Financial bills	-	33,071	-	33,071	-	22,548	4	22,552
Promissory and commercial notes	-	1,216	-	1,216	-	2,585	17	2,602
Other	221	2,606	-	2,827	194	836	-	1,030
Other Financial Assets	-	1,612	-	1,612	-	1,351	-	1,351
Financial assets at fair value through other comprehensive income	103,319	2,766	218	106,303	127,531	2,255	253	130,039
Brazilian government securities	64,377	-	-	64,377	83,672	233	-	83,905
Government securities – Latin America	21,470	-	-	21,470	23,872	-	-	23,872
Government securities – Abroad	13,026	-	-	13,026	9,910	-	-	9,910
Corporate securities	4,446	2,766	218	7,430	10,077	2,022	253	12,352
Shares	509	57	-	566	5,900	50	193	6,143
Rural product note	-	126	-	126	-	-	-	-
Bank deposit certificates	-	83	-	83	-	44	-	44
Real estate receivables certificates	-	57	-	57	-	67	-	67
Debentures	761	519	218	1,498	1,045	728	-	1,773
Eurobonds and other	3,162	1,650	-	4,812	3,061	936	60	4,057
Financial credit bills	-	53	-	53	-	-	-	-
Other	14	221	-	235	71	197	-	268
Designated as fair value through profit or loss	318	-	-	318	-	-	-	-
Brazilian government securities	43	-	-	43	-	-	-	-
Government securities – Latin America	275	-	-	275	-	-	-	-
Non-financial assets	2,345	-	-	2,345	-	-	-	-
Financial liabilities at fair value through profit or loss	-	(862)	-	(862)	-	(856)	-	(856)
Structured notes	-	(318)	-	(318)	-	(296)	-	(296)
Other financial liabilities	-	(544)	-	(544)	-	(560)	-	(560)

Schedule of Breakdown of Fair Value Hierarchy Levels for Derivative Assets and Liabilities

	12/31/2024				12/31/2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets	5	92,062	372	92,439	6	54,983	262	55,251
Swap Contracts – adjustment receivable	-	55,106	322	55,428	-	37,721	236	37,957
Option Contracts	-	21,139	31	21,170	-	7,712	6	7,718
Forward Contracts	-	1,721	18	1,739	-	3,255	19	3,274
Credit derivatives	-	632	1	633	-	281	1	282
NDF - Non Deliverable Forward	-	12,207	-	12,207	-	5,378	-	5,378
Other derivative financial instruments	5	1,257	-	1,262	6	636	-	642
Liabilities	(67)	(85,171)	(175)	(85,413)	(112)	(51,974)	(389)	(52,475)
Swap Contracts – adjustment payable	-	(51,242)	(152)	(51,394)	-	(35,369)	(372)	(35,741)
Option Contracts	-	(20,580)	(8)	(20,588)	-	(8,971)	(1)	(8,972)
Forward Contracts	-	(1,435)	(15)	(1,450)	-	(2,966)	(16)	(2,982)
Credit derivatives	-	(795)	-	(795)	-	(149)	-	(149)
NDF - Non Deliverable Forward	-	(10,761)	-	(10,761)	-	(4,478)	-	(4,478)
Other derivative financial instruments	(67)	(358)	-	(425)	(112)	(41)	-	(153)

Schedule of level 3 recurring fair value changes

	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

01/01/2024	12/31/2023	Recognized in income	Recognized in other comprehensive income				12/31/2024

Financial assets at fair value through profit or loss	2,118	286	-	1,209	(585)	(1,088)	1,940	(994)
Corporate securities	2,118	286	-	1,209	(585)	(1,088)	1,940	(994)
Shares	71	36	-	3	(4)	-	106	(98)
Real estate receivables certificates	126	(27)	-	83	(95)	13	100	(78)
Debentures	1,895	306	-	950	(259)	(1,158)	1,734	(818)
Promissory notes	17	-	-	-	-	(17)	-	-
Eurobonds and other	5	(41)	-	132	(87)	(9)	-	-
Financial bills	4	-	-	-	(4)	-	-	-
Other	-	12	-	41	(136)	83	-	-
Financial assets at fair value through other comprehensive income	253	12	6	504	(372)	(185)	218	-
Corporate securities	253	12	6	504	(372)	(185)	218	-
Shares	193	-	-	-	(193)	-	-	-
Debentures	-	7	(1)	216	(144)	140	218	-
Eurobonds and other	60	5	7	288	(35)	(325)	-	-
	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

	12/31/2023	Recognized in income	Recognized in other comprehensive income				12/31/2024

Derivatives - assets	262	176	-	235	(216)	(85)	372	270
Swap Contracts – adjustment receivable	236	164	-	168	(169)	(77)	322	271
Option Contracts	6	13	-	67	(47)	(8)	31	(2)
Forward contracts	19	(1)	-	-	-	-	18	-
Credit derivatives	1	-	-	-	-	-	1	1
Derivatives - liabilities	(389)	(215)	-	(306)	239	496	(175)	13
Swap Contracts – adjustment payable	(372)	(233)	-	(252)	216	489	(152)	6
Option Contracts	(1)	17	-	(54)	23	7	(8)	7
Forward contracts	(16)	1	-	-	-	-	(15)	-
	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

01/01/2023	12/31/2022	Recognized in income	Recognized in other comprehensive income				12/31/2023

Financial assets at fair value through profit or loss	339	(5)	-	920	(300)	1,164	2,118	(1,009)
Corporate securities	339	(5)	-	920	(300)	1,164	2,118	(1,009)
Shares	86	(14)	-	9	(10)	-	71	(100)
Real estate receivables certificates	151	(38)	-	2	-	11	126	(64)
Debentures	84	(36)	-	740	(67)	1,174	1,895	(845)
Rural Product Note	7	5	-	2	-	(14)	-	-
Promissory notes	-	(3)	-	20	-	-	17	-
Eurobonds and other	4	84	-	137	(220)	-	5	-
Financial bills	7	(3)	-	10	(3)	(7)	4	-
Financial assets at fair value through other comprehensive income	58	(19)	153	51	(8)	18	253	-
Corporate securities	58	(19)	153	51	(8)	18	253	-
Shares	45	(3)	151	-	-	-	193	-
Bank deposit certificates	13	(13)	-	-	-	-	-	-
Debentures	-	-	(1)	35	-	(34)	-	-
Eurobonds and other	-	(3)	3	16	(8)	52	60	-
	Fair value at	Total gains or losses (realized / unrealized)		Purchases	Settlements	Transfers in and / or out of Level	Fair value at	Total Gains or Losses (unrealized)

	12/31/2022	Recognized in income	Recognized in other comprehensive income				12/31/2023

Derivatives - assets	671	80	-	157	(104)	(542)	262	244
Swap Contracts – adjustment receivable	631	108	-	133	(94)	(542)	236	240
Option Contracts	34	(32)	-	14	(10)	-	6	1
Forward contracts	6	3	-	10	-	-	19	3
Credit derivatives	-	1	-	-	-	-	1	-
Derivatives - liabilities	(569)	(74)	-	(387)	189	452	(389)	273
Swap Contracts – adjustment payable	(561)	(70)	-	(369)	176	452	(372)	274
Option Contracts	(2)	(3)	-	(9)	13	-	(1)	(1)
Forward contracts	(6)	(1)	-	(9)	-	-	(16)	-

Schedule of sensitivity analyses operations of

Sensitivity – Level 3 Operations		12/31/2024		12/31/2023
Market risk factor groups	Scenarios	Impact		Impact
		Income	Stockholders' equity	Income	Stockholders' equity
Interest rates	I	(7.4)	(0.1)	(3.5)	-
	II	(185.8)	(3.1)	(89.2)	(0.9)
	III	(372.2)	(6.2)	(178.9)	(1.8)
Commodities, Indexes and Shares	I	(5.7)	-	(13.3)	(9.6)
	II	(11.4)	-	(26.7)	(19.2)
Nonlinear	I	(25.1)	-	(0.1)	-
	II	(45.8)	-	(0.2)	-

Schedule of estimated fair value for financial assets and liabilities

	12/31/2024		12/31/2023
	Book value	Fair value	Book value	Fair value
Financial assets	1,912,804	1,913,073	1,686,225	1,693,038
At Amortized Cost	1,912,804	1,913,073	1,686,225	1,693,038
Central Bank of Brazil deposits	160,698	160,698	145,404	145,404
Interbank deposits	66,931	66,931	51,007	51,009
Securities purchased under agreements to resell	243,220	243,220	238,321	238,321
Securities	327,507	325,734	260,743	260,427
Loan and lease operations	1,025,493	1,027,535	910,590	917,717
Other financial assets	136,713	136,713	127,699	127,699
(-) Provision for expected loss	(47,758)	(47,758)	(47,539)	(47,539)
Financial liabilities	2,153,704	2,155,880	1,948,360	1,948,549
At Amortized Cost	2,148,776	2,150,952	1,944,162	1,944,351
Deposits	1,054,741	1,054,745	951,352	951,332
Securities sold under repurchase agreements	388,787	388,787	362,786	362,786
Interbank market funds	372,294	372,587	328,645	328,667
Institutional market funds	140,547	142,426	119,591	119,778
Other financial liabilities	192,407	192,407	181,788	181,788
Provision for Expected Loss	4,928	4,928	4,198	4,198
Loan commitments	3,940	3,940	3,311	3,311
Financial guarantees	988	988	887	887